Schedule I - Summary of Investments Other Than Investments in Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	$ 333,526
Fair value	354,762
Amount at which shown in the Balance Sheet	354,762
U.S. government agencies and authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	86,428
Fair value	92,087
Amount at which shown in the Balance Sheet	92,087
States, municipalities and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	2,499
Fair value	2,900
Amount at which shown in the Balance Sheet	2,900
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	4,999
Fair value	5,264
Amount at which shown in the Balance Sheet	5,264
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	16,955
Fair value	19,127
Amount at which shown in the Balance Sheet	19,127
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	161,869
Fair value	172,841
Amount at which shown in the Balance Sheet	172,841
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	28,239
Fair value	29,737
Amount at which shown in the Balance Sheet	29,737
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	8,335
Fair value	8,603
Amount at which shown in the Balance Sheet	8,603
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	309,324
Fair value	330,559
Amount at which shown in the Balance Sheet	330,559
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	24,202
Fair value	24,203
Amount at which shown in the Balance Sheet	$ 24,203